Accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Major exchange rates of currencies
The following table discloses the major exchange rates of those currencies other than the functional currency of US$ that are utilized by the Group:

Foreign currency units to 1 US$	€	£	CHF	SEK	NOK	DKK
Average period to December 31, 2020	0.8777	0.7799	0.9391	9.2135	9.4206	6.5432
At December 31, 2020	0.8141	0.7365	0.8829	8.1885	8.5671	6.0570

Foreign currency units to 1 US$	€	£	CHF	SEK	NOK	DKK
Average period to December 31, 2019	0.8932	0.7836	0.9938	9.4533	8.7976	6.6690
At December 31, 2019	0.8929	0.7624	0.971	9.3282	8.8046	6.6698

Foreign currency units to 1 US$	€	£	CHF	SEK	NOK	DKK
Average period to December 31, 2018	0.8455	0.7485	0.9763	8.6784	8.1289	6.2997
At December 31, 2018	0.8739	0.7833	0.9976	9.0855	8.5654	6.5700

 (€ = Euro; £ = Pounds Sterling, CHF = Swiss Franc, SEK = Swedish Kroner, NOK = Norwegian Kroner, DKK = Danish Kroner)

Estimated useful lives of property, plant and equipment
Depreciation is charged to the Consolidated Statement of Comprehensive Loss on a straight-line basis to write-off the cost of the assets over their expected useful lives as follows:
•	Property, plant and machinery	5 to 15 years
•	Office equipment	3 to 10 years

Useful life of other acquired intangible assets	The useful life of other acquired intangible assets is as follows:
•	Software and hardware	3 to 10 years
•	Website development	5 to 10 years